Interests in Associates - Summarized Financial Information of Shanghai Info Investment Incorporation and Reconciled to Carrying Amounts of Interests in Associates in Consolidated Financial Statements (Detail) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Current assets	¥ 73,182		¥ 73,005
Non-current assets	629,949		590,377
Current liabilities	264,661		258,920
Non-current liabilities	83,430		60,363
Operating revenues	375,734		377,124	¥ 366,229
Profit for the year	20,712		21,338	18,761
Other comprehensive income for the year	557		(95)	(552)
Total comprehensive income for the year	21,269		21,243	¥ 18,209
Reconcile to the Group's interests in the associate:
Non-controlling interests of the associate	(2,530)		(1,030)
Carrying amount of the interest in the associate in the consolidated financial statements of the Group	39,192		38,051
Shanghai Info Investment Incorporation [member]
Disclosure of associates [line items]
Current assets	4,292		7,181
Non-current assets	5,203		8,592
Current liabilities	2,494		6,615
Non-current liabilities	787		1,985
Operating revenues	3,214		4,337
Profit for the year	1,158		586
Other comprehensive income for the year	(7)		(29)
Total comprehensive income for the year	1,151		557
Dividend received from the associate	9		9
Reconcile to the Group's interests in the associate:
Net assets of the associate	6,214		7,173
Non-controlling interests of the associate	¥ (144)		¥ (2,180)
The Group's effective interest in the associate	24.00%	[1]	24.00%
The Group's share of net assets of the associate	¥ 1,457		¥ 1,198
Carrying amount of the interest in the associate in the consolidated financial statements of the Group	¥ 1,457		¥ 1,198

[1]	Shanghai Information Investment Incorporation (“Shanghai Info-investment”) is established and operated in the PRC and is not traded on any stock exchange.